 Filed pursuant to Rule 497(e)
Registration Nos. 333-258722 and 811-23725

VALKYRIE ETF TRUST II

(the “TRUST”)

VALKYRIE BITCOIN STRATEGY ETF

(the “FUND”)

September 19, 2022

SUPPLEMENT TO THE FUND’S STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 21, 2021

The reference to Stefanie J. Little, Chief Compliance Officer, in the Trustees and Officers table in the Statement of Additional Information is replaced with the following:

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Valkyrie Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
John Canning Chenery Compliance Group Devon Square II 744 W Lancaster, Suite 104 Wayne, Pennsylvania 19087 YOB: 1970	Chief Compliance Officer	Indefinite term (since August 2022)	Director of Chenery Compliance Group, LLC (March 2021 – present); Senior Consultant of Foreside (August 2020 – March 2021); Chief Compliance Officer & Chief Operating Officer of Schneider Capital Management (May 2019 – July 2020); and Chief Compliance Officer (March 2016 – February 2019) and Chief Operating Officer (March 2016 – March 2018) of Context Capital Partners, LP.	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.